Annual Total Returns - FidelityNewJerseyMunicipalMoneyMarketFund-InstitutionalPRO - FidelityNewJerseyMunicipalMoneyMarketFund-InstitutionalPRO - Fidelity New Jersey Municipal Money Market Fund - Fidelity New Jersey Municipal Money Market Fund - Institutional Class
Jan. 29, 2025
Bar Chart Table:
Annual Return 2015	0.01%
Annual Return 2016	0.27%
Annual Return 2017	0.69%
Annual Return 2018	1.25%
Annual Return 2019	1.28%
Annual Return 2020	0.43%
Annual Return 2021	0.03%
Annual Return 2022	1.00%
Annual Return 2023	3.05%
Annual Return 2024	3.17%